Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	The Company had transactions with the following related parties:
Name of Related Party	Nature of Relationship
Mr. Szuhao Huang	Director, Chief Executive Officer (“CEO”)
Mr. Yenhung Liu	Director of the Company
Chengdu Zhonghe sunshine Biotechnology Co., Ltd (“Chengdu Zhonghe”)	A company whose legal representative is Mr. Yenhung Liu
Gasar Biotechnology Co., Ltd	A company managed by Mr. Szuhao Huang,
Foshan Xiongluyu Tea Co., Ltd.	A company whose legal representative is Mrs. Xiangtao Yao